Summary of Significant Accounting Policies (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)													6 Months Ended	12 Months Ended
	Jun. 27, 2025	Jun. 26, 2025	Jun. 02, 2025	Jan. 02, 2025	Dec. 23, 2024	Jun. 26, 2024	Jun. 21, 2024	Sep. 26, 2023	Sep. 22, 2023	Mar. 29, 2023	Mar. 22, 2023	Sep. 13, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 25, 2020
Summary of Significant Accounting Policies [Line Items]
Common stock sold													3,140,000	3,140,000	3,140,000
Stock redemption price per share (in Dollars per share)		$ 11.505			$ 11.295	$ 11.6		$ 10.77		$ 10.56						$ 10.15
Number of common stock redeemed	47,690	47,690	621,609	621,609	621,609	265,564	265,564	21,208	21,208	509,712		3,076,817	224,413
Stock redemption obligation liability (in Dollars)														$ 7,400,000
Common stock subject to possible redemption													224,413	893,712	1,159,276
Business combination incomplete, maximum dissolution expenses to be paid (in Dollars)													$ 100,000	$ 100,000
Concentrations of credit risk consist of cash accounts (in Dollars)													250,000	250,000
Cash equivalents (in Dollars)
Unrecognized tax benefits (in Dollars)													0	0	$ 705,250
Accrued for interest and penalties (in Dollars)													$ 0	$ 0
Dilutive securities and other contracts potentially exercised or converted into common stock													0
Common Stock Subject to Mandatory Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Stock redemption price per share (in Dollars per share)							$ 11.085		$ 10.77		$ 10.56	$ 10.35
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock sold													11,500,000	11,500,000
Stock redemption price per share (in Dollars per share)														$ 10.15
Common stock subject to possible redemption														893,712
Common stock subject to possible redemption													224,413	893,712	1,159,276
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Stock redemption price per share (in Dollars per share)							$ 11.085
Number of common stock redeemed											509,712
Common stock redeemed as percentage of outstanding shares							6.20%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock sold														3,140,000	3,140,000
Stock redemption price per share (in Dollars per share)					$ 11.83	$ 11.6				$ 10.56
Number of common stock redeemed							265,564	21,208
Common stock redeemed as percentage of outstanding shares							6.20%
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Stock redemption price per share (in Dollars per share)					$ 11.83
Number of common stock redeemed					621,609